Income Taxes (Details) - Schedule of net deferred tax (liabilities)/assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of net deferred tax (liabilities)/assets [Abstract]
Inventory capitalization	$ 2,100	$ 2,300
Allowance for doubtful accounts	107,400	107,400
Accrued expenses	110,400	138,100
Charitable contribution		5,300
Net operating loss carryforward	613,700	1,814,300
Accumulated depreciation	(2,428,200)	(2,330,900)
Deferred revenue	1,027,200	526,800
Start-up costs	1,667,200
Deferred tax assets, net	$ 1,099,800	$ 263,300